As filed with the Securities and Exchange Commission on July 29, 1997

                                        Securities Act Registration No. 333-9153
                                Investment Company Act Registration No. 811-7737


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [x]
                         Post-Effective Amendment No. 2                   [x]

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [x]
                            Amendment No. 3                               [x]

                        (Check appropriate box or boxes)

                               THE PURISIMA FUNDS
               (Exact Name of Registrant as Specified in Charter)

                            13100 SKYLINE BOULEVARD
                        WOODSIDE, CALIFORNIA  94062-4547
                    (Address of Principal Executive Offices)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (415) 851-7925

                              KENNETH L. FISHER
                            13100 Skyline Boulevard.
                        Woodside, California  94062-4547
                     (Name and Address of Agent for Service)


                                    Copy to:
                               David Hearth, Esq.
                     Paul, Hastings, Janofsky & Walker, LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104

         Registrant has registered an indefinite number of shares of its common stock under The Securities Act of 1933 and will file its required Rule 24f-2 Notice for Registrant's fiscal year ending August 31, 1997 prior to November 30, 1997.

  It is proposed that this filing will become effective:

     ( X )  immediately upon filing pursuant to paragraph (b)
     (   )  on (date) pursuant to paragraph (b)
     (   )  60 days after filing pursuant to paragraph (a)(i)
     (   )  on (date) pursuant to paragraph (a)(i)
     (   )  75 days after filing pursuant to paragraph (a)(ii)
     (   )  on (date) pursuant to paragraph (a)(ii) of Rule 485.

  If appropriate, check the following box:

     (   ) this Post-Effective Amendment  designates a new  effective date for a previously filed Post-Effective Amendment.

                               THE PURISIMA FUNDS

                             CROSS REFERENCE SHEET

     (Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional Information of the responses to the Items of Parts A and B of Form N-1A).

                                          Caption or Subheading in Prospectus or
Item No. on Form N-1A                     Statement of Additional Information
---------------------                     --------------------------------------

1.   Cover Page                           Cover Page

2.   Synopsis                             Expense Summary

3.   Condensed Financial Information      Financial Highlights

4.   General Description of Registrant    The Purisima Funds; Investment
                                          Objective; Investment Policies and
                                          Risk Considerations; Investment
                                          Limitations

5.   Management of the Fund               Management; Transfer and Dividend
                                          Disbursing Agent, Custodian and
                                          Independent Accountants

5A.  Management's Discussion of Fund      (1)
     Performance

6.   Capital Stock and Other Securities   Capital Structure; Dividends and
                                          Distributions; Taxes; Shareholder
                                          Reports and Information

7.   Purchase of Securities Being         How to Purchase Shares; Pricing of
     Offered                              Fund Shares; How to Exchange Shares;
                                          Retirement Plans; Service and
                                          Distribution Plan

8.   Redemption or Repurchase             How to Redeem Shares; Pricing of Fund
                                          Shares; How to Exchange Shares

9.   Legal Proceedings                    (1)

PART B-INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION
------------------------------------------------------------------

10.  Cover Page                           Cover Page

11.  Table of Contents                    Table of Contents

12.  General Information and History      (2)

13.  Investment Objectives and Policies   Additional Investment Information;
                                          Investment Restrictions

14.  Management of the Fund               Additional Trust Information

15.  Control Persons and Principal        Additional Trust Information
     Holders of Securities

16.  Investment Advisory and Other        Additional Trust Information
     Services

17.  Brokerage Allocation and Other       Portfolio Transactions and Brokerage
     Policies

18.  Capital Stock and Other Securities   Description of Shares

19.  Purchase, Redemption and Pricing     Included in the Prospectus under the
     of Securities Being Offered          heading "How to Purchase Shares,"
                                          "Pricing of Fund Shares," "How to
                                          Exchange Shares" and "How to Redeem
                                          Shares" and in the Statement of
                                          Additional Information under the
                                          headings "Individual Retirement
                                          Accounts"

20.  Tax Status                           Included in the Prospectus under the
                                          headings "Taxes" and "Dividends and
                                          Distributions" and in the Statement
                                          of Additional Information under the
                                          heading "Taxes" and "Additional
                                          Investment Information"

21.  Underwriters                         (1)

22.  Calculation of Performance Data      Included in the Prospectus under the
                                          heading "Fund Performance" and in
                                          the Statement of Additional
                                          Information under the heading
                                          "Performance Information"

23.  Financial Statements                 Financial Statements

----------------------
(1) Answer negative or inapplicable
(2) Complete answer to Item is contained in the Prospectus

The Prospectus for the Purisima Total Return Fund dated October 25, 1996 is incorporated herein by reference to the Prospectus filed pursuant to Rule 497 under the Securities Act of 1933, as amended, with the Securities and Exchange Commission on November 5, 1996. The Supplement dated July 29, 1997 and January 1, 1997 to the Prospectus dated October 25, 1996 for the Purisima Total Return Fund is incorpoarted herein by reference to the prospectus dated October 25, 1996.

                           PURISIMA TOTAL RETURN FUND
        Supplement dated July 29, 1997 to Prospectus dated October 25, 1996

The disclosure under the caption "Shareholder Transaction Expenses", "Administration," "Distribution," "Service and Distribution Plan", "How to Purchase Shares", "How to Redeem Shares" and "Transfer and Dividend Disbursing Agent, Custodian and Independent Accountants" in the Fund's prospectus dated October 25, 1996 is supplemented by the following.

SHAREHOLDER TRANSACTION EXPENSES

Investment advisers, broker-dealers and other financial intermediaries may independently charge additional fees for shareholder transactions (purchases and redemptions) or for advisory services. Please see their materials for more information.

ADMINISTRATION

Effective September 1, 1997, Investment Company Administration Corporation will serve as the Fund's Administrator. Pursuant to an administration agreement with the Fund, the Administrator supervises the overall administration of the Trust and the Funds including, among other responsibilities, the preparation and filing of all documents required for compliance by the Trust or the Fund with applicable laws and regulations, arranging for the maintenance of books and records of the Trust and the Fund, and supervision of other organizations that provide services to the Fund. Certain junior officers of the Trust and the Fund may be provided by the Administrator. The Trust has agreed to pay the Administrator an annual fee equal to 0.10% of the first $200 million of average daily net assets, 0.05% of the next $300 million of such net assets, and 0.03% thereafter, subject to a minimum annual fee of $40,000 per Fund.

DISTRIBUTION

Effective July 10, 1997, First Fund Distributors, Inc., 4455 E. Camelback Road, Suite 261-E, Phoenix, AZ 85018, began service as the Distributor to the Funds pursuant to a Distribution Agreement. The Distributor is an affiliate of the Administrator. The Distributor receives no fee for its distribution services.

TRANSFER AND DIVIDEND DISBURSING AGENT

Effective September 1, 1997, Countrywide Fund Services, 312 Walnut Street, Cincinnati, Ohio 45202, will act as the Transfer and Dividend Disbursing Agent for the Fund.

On or after September 1, 1997, if you need information on your account with the Fund or if you wish to submit applications, redemption requests, inquiries or notifications or obtain a Statement of Additional Information without charge, you should call 1-800-841-2858 or write to:

         The Purisima Funds
         P.O. Box 5354
         Cincinnati, Ohio 45201-5354

For overnight or express mail delivery, please use the following address:

         The Purisima Funds
         312 Walnut Street, 21st Floor
         Cincinnati, Ohio 45202

The Statement of Additional Information for the Purisima Total Return Fund dated April 28, 1997 is incorporated herein by reference to the Statement of Additional Information filed in Post-effective Amendment No. 1 to the Registration Statement. The Supplement dated July 29, 1997 to the Statement of Additional Information dated April 28, 1997 for the Purisima Total Return Fund is incorporated herein by reference to the Statement of Additional Information dated April 28, 1997.

                           PURISIMA TOTAL RETURN FUND
    Supplement dated July 29, 1997 to Statement of Additional Information dated
                                 April 29, 1997

The disclosure under the caption "Administrator," "Custodian, Transfer Agent and Dividend Paying Agent,""Distribution of Shares," and "Legal Counsel" in the Fund's Statement of Additional Information dated April 28, 1997 is supplemented by the following.

ADMINISTRATOR

Effective September 1, 1997, Investment Company Administration Corporation will serve as the Fund's Administrator. Pursuant to an administration agreement with the Fund, the Administrator supervises the overall administration of the Trust and the Funds including, among other responsibilities, the preparation and filing of all documents required for compliance by the Trust or the Fund with applicable laws and regulations, arranging for the maintenance of books and records of the Trust and the Fund, and supervision of other organizations that provide services to the Fund. Certain junior officers of the Trust and the Fund may be provided by the Administrator. The Trust has agreed to pay the Administrator an annual fee equal to 0.10% of the first $200 million of average daily net assets, 0.05% of the next $300 million of such net assets, and 0.03% thereafter, subject to a minimum annual fee of $40,000 per Fund.

DISTRIBUTION OF SHARES

Effective July 10, 1997, First Fund Distributors, Inc., 4455 E. Camelback Road, Suite 261-E, Phoenix, AZ 85018, began service as the Distributor to the Funds pursuant to a Distribution Agreement. The Distributor is an affiliate of the Administrator. The Distributor receives no fee for its distribution services.

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

Effective September 1, 1997, Countrywide Fund Services, Inc., 312 Walnut Street, Cincinnati, Ohio 45202, will act as the Transfer and Dividend Disbursing Agent for the Fund.

LEGAL COUNSEL

Effective June 1, 1997, Paul, Hastings, Janofsky & Walker LLP, 345 California Street, 29th Floor, San Francisco, CA 94104, began serving as legal counsel for the Fund.

                                     PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.
         ---------------------------------

     A.  FINANCIAL   STATEMENTS   (Incorporated   by  reference  in  Part  B  to
Post-Effective Amendment No. 1 to the Registrant Statement)*:

     B. EXHIBITS

            1.1  Certificate of Trust. (1)

            1.2  Registrant's Agreement and Declaration of Trust. (1)

            2.   Registrant's By-Laws. (1)

            3.   None.

            4.   None.

            5. Investment Management Agreement by and between Registrant on behalf of the Fund and Fisher Investments, Inc. (1)

            6.1 Distribution Agreement by and between Registrant and Sunstone Financial Group, Inc. (incorporated by reference to Exhibit 6 to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A) (superseded).

            6.2 Distribution Agreement by and between Registrant and Sunstone Distribution Services, LLC (superseded).

            6.3 Distribution Agreement by and between Registrant and First Fund Distributors, Inc.

            7.   None.

            8. Custodian Agreement by and between Registrant and UMB Bank, N.A. (1)

            9.1 Administration and Fund Accounting Agreement by and between Registrant and Sunstone Financial Group, Inc. (1)

            9.2  Transfer  Agency  Agreement  by  and  between  Registrant   and
                 Sunstone Investor Services, LLC. (1)

            10. Legal Opinion of Heller Ehrman White & McAuliffe, counsel for Registrant. (1)

            11.  Consent of Independent Accountants. (1)

            12.  None.

            13.1 Subscription Agreement. (1)

            13.2 Organizational Expense Agreement. (1)

            14. Individual Retirement Custodial Account Agreement and Disclosure Statement. (1)

            15. Registrant's Service and Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. (1)

            16.  Computation of Performance Figures. (1)

            17.  Financial Data Schedules. (1)

            18.  None.

(1) Filed as an Exhibit to Post-Effective Amendment No.1 to Resistrant's Registration Statement on Form N-1A filed electronically on April 28, 1997.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
         -------------------------------------------------------------

     Registrant neither controls any person nor is under common control with any other person.


ITEM 26. NUMBER OF HOLDERS OF SECURITIES.
         -------------------------------

                                      Number of Record
        Title of Class                Holders as of July 8, 1997
        --------------                --------------------------

  Purisima Total Return Fund
        $0.01 Par Value                           80


ITEM 27. INDEMNIFICATION.
         ---------------

     Registrant's Board of Trustees has adopted the following By-law provisions which are in full force and effect and have not been modified or cancelled:


                                   ARTICLE VI
                      INDEMNIFICATION OF TRUSTEES OFFICERS
                           EMPLOYEES AND OTHER AGENTS

     Section 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation that was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes, without limitation, attorney's fees and any expenses of establishing a right to indemnification under this Article.

     Section 2. ACTIONS OTHER THAN BY TRUST. The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust) by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed: (a) in the case of conduct in his or her official capacity as a Trustee of the Trust, that his or her conduct was in the Trust's best interests, and (b) in all other cases, that his or her conduct was at least not opposed to the Trust's best interests, and (c) in the case of a criminal proceeding that he or she had no reasonable cause to believe the conduct of that person was unlawful. The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interest of the Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

     Section 3. ACTIONS BY THE TRUST. The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was an agent of the Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

     Section 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with the Trust.

     No indemnification shall be made under Sections 2 or 3 of this Article:

  (a) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him or her, whether or not the benefit resulted from an action taken in the person's official capacity; or

  (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

  (c) Of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action that is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

  Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of the Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that, based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

  Section 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by the Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in
Section 4 of this Article, by:

  (a) a majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

  (b) a written opinion by an independent legal counsel.

  Section 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by the Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i) security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts, that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must conform to the standards set forth in Section 6 of this Article for determining that the indemnification is permissible.

  Section 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of the Trust or any subsidiary hereof may be entitled by contract or otherwise.

  Section 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

  (a) that it would be inconsistent with a provision of the Trust's Agreement and Declaration of Trust, a resolution of the shareholders of the Trust, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

  (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

     Section 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of the Trust to purchase such insurance, the Trust shall purchase and maintain insurance on behalf of any agent of the Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that the Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Trust's Agreement and Declaration of Trust.

  Section 11. FIDUCIARIES OF EMPLOYEE BENEFIT PLAN. This Article VI does not apply to any proceeding against any Trustee, investment manager or other fiduciary of an employee benefit plan in that person's capacity as such, even though that person may also be an agent of the Trust as defined in Section 1 of this Article VI. Nothing contained in this Article VI shall limit any right to indemnification to which such a Trustee, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article VI.

  Insofar as indemnification for liability rising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of Registrant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Section 11 of the Investment Management Agreement between the Registrant and the Adviser provides for indemnification of the Adviser in connection with certain claims and liabilities to which the Adviser, in its capacity as the Registrant's investment adviser, may be subject. A copy of the Investment Management Agreement is incorporated by reference as Exhibit 5.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
         ----------------------------------------------------

Fisher Investments, Inc., Registrant's investment adviser, provides investment advisory services for large corporations, pension plans, endowments, foundations, governmental agencies and individuals. Set forth below is additional biograhpical information and a description of any company with which the officers and directors of Fisher Investments, Inc. have been engaged at any time since June 1, 1994 in the capacity of director, officer, employee, partner or trustee: Kenneth L. Fisher is the Chief Executive Officer of Fisher
Investments, Inc. and Chairman of its Investment Policy Committee. Mr. Fisher makes investment policy and tactical investment decisions. Since July 1984, Mr. Fisher has written a monthly column for Forbes magazine. Mr. Fisher has operated the Adviser (including its predecessor) since 1979.

Jeffrey L. Silk is the Director of Operations, Senior Vice President and member of the Investment Policy Committee of Fisher Investments, Inc. He is responsible for overseeing the day to day activities of the trading and operations group as well as development of statistical databases used for screening equity and fixed income securities. He has been employed by the Adviser since 1983.

Sherrilyn A. Fisher is Senior Vice President and Corporate Secretary of the Adviser. Her chief responsibilities are the overview of all activities involving maintenance of the office and its facilities. Ms. Fisher has been employed by the Adviser since 1984.


ITEM 29. PRINCIPAL UNDERWRITERS.
         ----------------------

     (a) First Fund Distributors, Inc. currently serves as distributor of the shares of:

a.       Advisor's Series Trust
               American Trust Allegiance Fund
               Information Tech 100 Mutual Fund
               Kaminski Poland Fund
               Ridgeway Helms Millennium Fund
         RNC Mutual Fund Group, Inc.
         PIC Investment Trust
         Hotchkis and Wiley Funds
         Professionally Managed Portfolios
               Avondale Total Return Fund
               Perkins Opportunity Fund
               Osterweis Fund
               ProConscience Women's Equity Mutual Fund
               Academy Value Fund
               Trent Equity Fund
               Leonetti Balanced Fund
               Lighthouse Growth Fund
               U.S. Global Leaders Growth Fund
               Boston Managed Growth Fund
               Harris Bretall Sullivan & Smith Growth Fund
               Pzena Focused Value Fund
               Titan Financial Services Fund
         Guinness Flight Investment Funds
         Jurika & Voyles Fund Group
         Masters Select Equity Fund
         Kayne Anderson Mutual Funds
         O'Shaugnessy Funds, Inc.
         The Purisima Total Return Fund

         b. The officers of First Fund Distributors, Inc. are:

 Robert H. Wadsworth                 President and Treasurer
 Eric Banhazl                        Vice President
 Steven J. Paggioli                  Vice President and Secretary

         Each officer's business address with the Distributor is 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.
         --------------------------------

     All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the Registrant, at Registrant's corporate offices, except (1) records held and maintained by relating to its functions as custodian and (2) records held and maintained by Sunstone Financial Group, Inc. and Sunstone Investor Services, LLC, 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin, 53202, relating to its functions as administrator, fund accountant and transfer agent up to August 31, 1997. Subsequent to August 31, 1997, Investment Company Administration Corporation replaces Sunstone Financial Group, Inc. as administrator and Coutnrywide Fund Services, Inc. as fund accountant and transfer agent, with records to be located at 312 Walnut Street, Cincinnati, Ohio 45202.


ITEM 31. MANAGEMENT SERVICES.
         -------------------

     All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.


ITEM 32. UNDERTAKINGS.
         ------------

     (a) Registrant undertakes to provide its Annual Report upon request without charge to any recipient of a Prospectus.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Woodside, State of California, on the 23rd of July, 1997.




                                        THE PURISIMA FUNDS
                                        (Registrant)

                                        By: /s/ Kenneth L. Fisher
                                          ---------------------
                                            Kenneth L. Fisher
                                            President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement on Form N-1A has been signed below by the following person in the capacities and on the date indicated.


Name                                Title                       Date
----                                -----                       ----

/s/Kenneth L. Fisher      President; Trustee (principal      July 23, 1997
   --------------------   executive officer; principal
   Kenneth L. Fisher      financial and accounting officer)

/s/Bryan F. Morse         Trustee                            July 28, 1997
   --------------------
   Bryan F. Morse

/s/Grover T. Wickersham   Trustee                            July 20, 1997
   --------------------
   Grover T. Wickersham

/s/Pierson E. Clair, III  Trustee                            July 23, 1997
   ---------------------
   Pierson E. Clair, III

                                  EXHIBIT INDEX

         6.3 Distribution Agreement by and between Registrant and First Fund Distributors, Inc.